Concession rights (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concession rights [Abstract]
Concessional rights		$ 151,250	$ 141,484	$ 126,437
Amortization expense		742	4,001
Concession Rights [Member]
Concession rights [Abstract]
Concessional rights		1,892	5,676
Accumulated amortization		(92,715)	(88,931)
Amortization expense		$ 3,784	3,784
Concession Rights [Member] | Administracion Portuaria Integral de Acapulco [Member]
Concession rights [Abstract]
Years to amortize	[1]	10 years
Monthly payments		$ 7,507	7,536
Concession Rights [Member] | Transportacion Maritima Mexicana [Member]
Concession rights [Abstract]
Concessional rights	[2]		30,266
Years to amortize	[2]	0 years
Concessional arrangement, rights renewal period		8 years
Concession Rights [Member] | Gross [Member]
Concession rights [Abstract]
Concessional rights		$ 94,607	94,607
Concession Rights [Member] | Gross [Member] | Administracion Portuaria Integral de Acapulco [Member]
Concession rights [Abstract]
Concessional rights	[1]	94,607	94,607
Concession Rights [Member] | Gross [Member] | Transportacion Maritima Mexicana [Member]
Concession rights [Abstract]
Concessional rights	[2]	$ 0	$ 0

[1]	As of December 31, 2020 and 2019, the Company holds concession to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero. Under this concession agreements, the Company is obliged to keep the facilities included in the concession in good condition, as well as making monthly payments (fixed and variable), related to the operation (see Note 28).
[2]	As of December 31, 2018, the Company maintained the concession rights to operate the tug services in the Port of Manzanillo, Colima. This concession was renewed in October 2014, expiring on January 16, 2023, with the possibility of being renewed for another eight years.